INCOME TAXES - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 23,237	$ 4,282
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	52,200	17,500
State
Operating Loss Carryforwards [Line Items]
Valuation allowance	21,600
Net operating loss carryforwards	$ 68,700	$ 18,100